Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated December 15, 2017

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, August 18, 2017 and September 27, 2017 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Select Bond Portfolio – Portfolio Managers Update

Effective October 16, 2017, Maulik Bhansali and Jarad Vasquez joined Troy Ludgood and Thomas O’Connor as co-portfolio managers of the Select Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Troy Ludgood, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2004 and has co-managed the Portfolio since 2014.

Thomas O’Connor, CFA, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2000 and has co-managed the Portfolio since 2014.

Maulik Bhansali, CFA, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2001 and has co-managed the Portfolio since October 2017.

Jarad Vasquez, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2007 and has co-managed the Portfolio since October 2017.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Select Bond Portfolio”:

“Troy Ludgood, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since 2014. Mr. Ludgood joined WellsCap in 2004. Prior to joining WellsCap, Mr. Ludgood was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds. Before transitioning to the investment industry in 2000, Mr. Ludgood worked as an industrial engineer at Ahold and May Department Stores.

Thomas O’Connor, CFA, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since 2014. Mr. O’Connor joined WellsCap in 2000. Prior to joining WellsCap, Mr. O’Connor was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors). Earlier, Mr. O’Connor was a senior trader of agency mortgages in both a proprietary and market-making role at the Union Bank in Switzerland. He was also a senior trader at First Boston and Smith Barney. Mr. O’Connor has been in the investment industry since 1988.

Maulik Bhansali, CFA, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since October 2017. Mr. Bhansali joined WellsCap in 2001. Prior to joining the Montgomery Fixed Income team in 2006, he was an equity research analyst responsible for quantitative modeling and portfolio construction in addition to fundamental analysis. Before transitioning to the investment industry in 2001, Mr. Bhansali worked with Watson Wyatt Worldwide where he served as a retirement actuary.

Jarad Vasquez, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since October 2017. Mr. Vasquez joined WellsCap in 2007, focusing on mortgage-backed securities. Prior to joining the firm, Mr. Vasquez was a trader at Susquehanna International Group and an options specialist on the Philadelphia Stock Exchange. Mr. Vasquez has been in the investment industry since 2001.”

In addition, Mr. Ludgood plans to transition to a new role effective April 30, 2018 and will no longer serve as a co-portfolio manager of the Portfolio after such date. Accordingly, effective April 30, 2018, all information relating to Mr. Ludgood is deleted from the Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Supplement Dated December 15, 2017

to the

Summary Prospectus for the Select Bond Portfolio Dated May 1, 2016

The following information supplements the Summary Prospectus for the Select Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2017 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective October 16, 2017, Maulik Bhansali and Jarad Vasquez joined Troy Ludgood and Thomas O’Connor as co-portfolio managers of the Select Bond Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:

“Portfolio Managers: Troy Ludgood, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2004 and has co-managed the Portfolio since 2014.

Thomas O’Connor, CFA, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2000 and has co-managed the Portfolio since 2014.

Maulik Bhansali, CFA, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2001 and has co-managed the Portfolio since October 2017.

Jarad Vasquez, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2007 and has co-managed the Portfolio since October 2017.”

In addition, Mr. Ludgood plans to transition to a new role effective April 30, 2018 and will no longer serve as a co-portfolio manager of the Portfolio after such date. Accordingly, effective April 30, 2018, all information relating to Mr. Ludgood is deleted from the Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated December 15, 2017 to the

Statement of Additional Information Dated May 1, 2017

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, June 2, 2017, October 10, 2017 and November 28, 2017. You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Update – Select Bond Portfolio

Effective October 16, 2017, Maulik Bhansali and Jarad Vasquez joined Troy Ludgood and Thomas O’Connor as co-portfolio managers of the Select Bond Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-110 is amended to add Mr. Bhansali’s and Mr. Vasquez’s information as of October 31, 2017.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Maulik Bhansali	Select Bond Portfolio	9 registered investment companies with approximately $15 billion in total assets under management	4 other pooled investment vehicles with approximately $3.7 billion in total assets under management. 1 other pooled investment vehicle with approximately $46 million in total assets which charges an advisory fee based on the performance of the account.	38 other accounts with approximately $12 billion in total assets under management. 2 other accounts with approximately $741 million in total assets which charge an advisory fee based on the performance of the account.
Jarad Vasquez	Select Bond Portfolio	9 registered investment companies with approximately $15 billion in total assets under management	4 other pooled investment vehicles with approximately $3.7 billion in total assets under management. 1 other pooled investment vehicle with	38 other accounts with approximately $12 billion in total assets under management. 2 other accounts with approximately

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

			approximately $46 million in total assets which charges an advisory fee based on the performance of the account.	$741 million in total assets which charge an advisory fee based on the performance of the account.

As of October 31, 2017, Mr. Bhansali and Mr. Vasquez do not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Select Bond Portfolio.

In addition, the information for Wells Capital Management, Inc. (“WellsCap”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-121 and Conflicts of Interest beginning on page B-135 also applies to Mr. Bhansali and Mr. Vasquez.

Lastly, Mr. Ludgood plans to transition to a new role effective April 30, 2018 and will no longer serve as a co-portfolio manager of the Portfolio after such date. Accordingly, effective April 30, 2018, all information relating to Mr. Ludgood is deleted from the Statement of Additional Information.

Please retain this Supplement for future reference.